Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 20,186	$ 165,685	$ 123,163
Accounts receivable (including $122,741 and $146,087 from related parties as of March 31, 2023 and December 31, 2022, respectively)	5,369,852	4,797,564	2,662,168
Inventories	85,272	148,925	81,073
Prepayments and other current assets, net (including $1,282,273 and $1,102,861 to related parties as of March 31, 2023 and December 31, 2022, respectively)	1,823,231	1,758,917	2,176,713
Due from related party			26,364
Total current assets	7,298,541	6,871,091	5,069,481
Non-current assets
Deposits paid, net (including $697,871 and $758,445 to related parties as of March 31, 2023 and December 31, 2022, respectively)	863,517	1,121,302	2,306,160
Property and equipment, net	87,744	97,890	140,394
Operating lease right-of-use assets		297,232	385,896
Operating lease right-of-use assets, related parties		75,300	98,626
Intangible assets, net	318,374	370,926	2,281,790
Goodwill	456,857	454,201	1,406,289
Total Assets	9,390,233	9,287,942	11,688,636
Current liabilities
Operating lease obligations - current		110,201	133,586
Operating lease obligations, related parties - current		16,629	22,666
Accounts payable (including $99,454 and $80,426 to related parties as of March 31, 2023 and December 31, 2022, respectively)	716,443	688,822	239,492
Accrued liabilities	600,857	502,389	128,343
Bank and other borrowings - current	482,409	422,653	101,207
Income tax payable	32,417	38,879	25,726
Customer advances	140,664	139,334	382,518
Due to related parties	571,030	565,675	683,981
Total current liabilities	2,667,681	2,484,582	1,717,519
Non-current liabilities
Operating lease obligations – non-current		189,957	240,611
Operating lease obligations, related parties – non-current		55,056	77,934
Bank and other borrowings	32,392	58,438	188,218
Total Liabilities	2,934,028	2,788,033	2,224,282
Stockholders’ Equity
Common stock (150,000,000 shares authorized, 15,655,038 shares issued and outstanding as of March 31, 2023 and December 31, 2022)	15,655	15,655	15,655
Additional paid-in capital	11,061,233	11,061,233	11,061,233
Accumulated deficit and statutory reserves	(4,593,223)	(4,504,404)	(2,561,681)
Accumulated other comprehensive loss	(135,536)	(180,826)	544,305
Total Fortune Valley Treasures, Inc. stockholders’ equity	6,348,129	6,391,658	9,059,512
Noncontrolling interests	108,076	108,251	404,842
Total Stockholders’ Equity	6,456,205	6,499,909	9,464,354
Total Liabilities and Stockholders’ Equity	$ 9,390,233	$ 9,287,942	$ 11,688,636
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Nonrelated Party [Member]
Non-current assets
Operating lease right-of-use assets	$ 293,113	$ 297,232
Current liabilities
Operating lease obligations - current	111,788	110,201
Non-current liabilities
Operating lease obligations – non-current	182,526	189,957
Related Party [Member]
Current assets
Accounts receivable (including $122,741 and $146,087 from related parties as of March 31, 2023 and December 31, 2022, respectively)	122,741	146,087
Prepayments and other current assets, net (including $1,282,273 and $1,102,861 to related parties as of March 31, 2023 and December 31, 2022, respectively)	1,282,273	1,102,861
Due from related party			$ 26,364
Non-current assets
Operating lease right-of-use assets	72,087	75,300
Current liabilities
Operating lease obligations - current	12,073	16,629
Accounts payable (including $99,454 and $80,426 to related parties as of March 31, 2023 and December 31, 2022, respectively)	99,454	80,426
Due to related parties	571,030	565,675
Non-current liabilities
Operating lease obligations – non-current	$ 51,429	$ 55,056